Shareholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 14, 2016	Aug. 31, 2015	Dec. 30, 2016
Shareholders Equity [Line Items]
Dividends to shareholders		$ 22,127
Ordinary Shares
Shareholders Equity [Line Items]
Conversion of preferred shares to ordinary shares	17,722,808		17,722,808
Preferred Shares
Shareholders Equity [Line Items]
Conversion of preferred shares to ordinary shares	(17,722,808)		(17,722,808)